Financial instruments and risk management - Reconciliation of changes in fair value measurement, liabilities (Details)	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	SFr 21,515,091
Ending Balance	19,988,481
At fair value [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	12,481,336
Financing cash flows	3,004,741
Fair value revaluation	(3,372,186)
Other changes	(150,722)
Ending Balance	11,963,169
At fair value [member] | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	117,132
Financing cash flows, issuance	5,091,817
Fair value revaluation	(3,372,186)
Other changes	0
Ending Balance	1,836,763
At fair value [member] | Loans [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	12,364,204
Financing cash flows, repayments	(2,087,076)
Fair value revaluation	0
Other changes	(150,722)
Ending Balance	SFr 10,126,406